UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was (4.9)%, compared with total returns of 4.9% and (20.0)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was (5.6)%. The Fund’s NAV per share was $6.26, while the price of the publicly traded shares closed at $5.85 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(4.89)%	(4.03)%	8.05%	(1.68)%	(4.14)%
Investment Total Return (c)	(5.56)	(8.19)	11.40	(2.24)	(5.15)
CBOE S&P 500 Buy/Write Index	4.91	9.76	10.34	9.00	7.80
XAU Index	(19.96)	(22.39)	12.93	(5.97)	(11.72	)(d)
Dow Jones U.S. Basic Materials Index	(0.09)	4.58	17.34	8.12	5.56	(d)
S&P Global Agribusiness Equity Index	3.84	2.34	10.20	6.15	4.48	(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 80.1%
	Agriculture — 7.0%
76,000	Archer-Daniels-Midland Co.(a)	$3,820,520
23,000	Bunge Ltd.(a)	1,580,330
112,490	Nutrien Ltd.(a)	6,490,673

		11,891,523

	Energy and Energy Services — 24.1%
15,000	Anadarko Petroleum Corp.(a)	1,011,150
4,300	Andeavor	660,050
11,400	Apache Corp.(a)	543,438
13,500	Baker Hughes, a GE Company(a)	456,705
44,700	BP plc, ADR(a)	2,060,670
18,800	Cabot Oil & Gas Corp.(a)	423,376
26,000	Chevron Corp.(a)	3,179,280
3,100	Cimarex Energy Co.	288,114
4,600	Concho Resources Inc.†(a)	702,650
15,700	ConocoPhillips	1,215,180
12,500	Devon Energy Corp.(a)	499,250
61,500	Eni SpA	1,162,608
15,200	EOG Resources Inc.(a)	1,939,064
2,500	EQT Corp.	110,575
56,000	Exxon Mobil Corp.(a)	4,761,120
26,000	Halliburton Co.(a)	1,053,780
4,000	Helmerich & Payne Inc.	275,080
4,200	Hess Corp.	300,636
7,000	HollyFrontier Corp.	489,300
53,500	Kinder Morgan Inc.(a)	948,555
25,000	Marathon Oil Corp.	582,000
18,100	Marathon Petroleum Corp.(a)	1,447,457
7,000	Newfield Exploration Co.†	201,810
18,500	Noble Energy Inc.(a)	577,015
10,500	Occidental Petroleum Corp.(a)	862,785
8,000	ONEOK Inc.	542,320
12,000	Phillips 66(a)	1,352,640
5,100	Pioneer Natural Resources Co.(a)	888,369
114,000	Royal Dutch Shell plc, Cl. A	3,917,534
40,770	Schlumberger Ltd.(a)	2,483,708
21,800	Suncor Energy Inc.(a)	843,442
15,000	Sunoco LP	443,250
17,000	TechnipFMC plc	531,250
26,100	The Williams Companies Inc.(a)	709,659
36,000	TOTAL SA, ADR(a)	2,318,040
12,400	Valero Energy Corp.(a)	1,410,500

		41,192,360

	Food and Beverage — 1.7%
15,000	Pilgrim’s Pride Corp.†	271,350
45,000	Tyson Foods Inc., Cl. A(a)	2,678,850

		2,950,200

	Health Care — 5.4%
12,900	IDEXX Laboratories Inc.†(a)	3,220,614

Shares		Market Value

66,000	Zoetis Inc.(a)	$6,042,960

		9,263,574

	Machinery — 6.8%
13,500	AGCO Corp.	820,665
160,000	CNH Industrial NV(a)	1,921,600
34,800	Deere & Co.(a)	5,231,484
212,000	Kubota Corp.	3,602,992

		11,576,741

	Metals and Mining — 32.2%
121,500	Agnico Eagle Mines Ltd.(a)	4,155,300
295,000	Alacer Gold Corp.†	456,780
464,418	Alamos Gold Inc., New York, Cl. A(a)	2,140,967
158,998	Alamos Gold Inc., Toronto, Cl. A	729,964
50,000	Antofagasta plc	557,207
100,000	Asanko Gold Inc.†	78,969
627,000	B2Gold Corp.†	1,442,100
166,000	Barrick Gold Corp.(a)	1,839,280
475,000	Belo Sun Mining Corp.†	82,743
600,000	Centamin plc	830,531
25,000	Centerra Gold Inc.†	99,679
355,000	Continental Gold Inc.†	722,835
250,000	Detour Gold Corp.†	2,020,671
235,000	Eldorado Gold Corp., New York†(a)	207,530
105,809	Eldorado Gold Corp., Toronto†	92,567
32,500	Endeavour Mining Corp.†	507,258
150,000	Fortuna Silver Mines Inc.†	655,500
63,600	Franco-Nevada Corp.(a)	3,978,180
292,548	Fresnillo plc	3,132,073
69,000	Gold Fields Ltd., ADR	166,980
148,400	Goldcorp Inc.(a)	1,513,680
176,000	Harmony Gold Mining Co. Ltd., ADR	292,160
608,500	Hochschild Mining plc	1,298,739
46,000	Kirkland Lake Gold Ltd.	871,815
10,000	Labrador Iron Ore Royalty Corp.	217,706
30,000	MAG Silver Corp., New York†(b)(c)	243,300
90,000	MAG Silver Corp., Toronto†	727,442
230,000	Newcrest Mining Ltd.	3,222,300
70,500	Newmont Mining Corp.(a)	2,129,100
97,100	Northern Dynasty Minerals Ltd.†	54,126
135,000	Northern Star Resources Ltd.	809,955
599,950	OceanaGold Corp.	1,811,485
119,000	Osisko Gold Royalties Ltd.	902,876
600,000	Perseus Mining Ltd.†	164,810
29,500	Polyus PJSC, GDR	926,300
79,500	Randgold Resources Ltd., ADR(a)	5,608,725
51,000	Rio Tinto plc, ADR(a)	2,602,020
58,500	Royal Gold Inc.(a)	4,508,010
70,000	SEMAFO Inc.†	164,751
238,000	Tahoe Resources Inc.†(a)	664,020
109,000	Torex Gold Resources Inc.†	925,738

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
77,000	Wheaton Precious Metals Corp.(a)	$1,347,500

		54,903,672

	Specialty Chemicals — 2.9%
25,000	CF Industries Holdings Inc.(a)	1,361,000
20,000	FMC Corp.(a)	1,743,600
57,000	The Mosaic Co.(a)	1,851,360

		4,955,960

	TOTAL COMMON STOCKS	136,734,030

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Energy Services — 0.3%
15,700	Kinder Morgan Inc., 9.750%	522,025

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 350,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	266,974

	CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
400,000	Eldorado Gold Corp., 6.125%, 12/15/20,(c)	381,000

	U.S. GOVERNMENT OBLIGATIONS — 19.2%
32,990,000	U.S. Treasury Bills, 1.959% to 2.317%††, 10/18/18 to 03/21/19(d)	32,842,184

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $209,272,686)	$170,746,213

(a)	Securities, or a portion thereof, with a value of $75,706,139 were deposited with the broker as collateral for options written.
(b)

At September 30, 2018, the Fund held an investment in a restricted and illiquid security amounting to $243,300 or 0.14% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/18 Carrying Value Per Share

30,000	MAG Silver Corp., New York	11/17/17	$314,100	$8.1100
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $624,300 or 0.37% of total investments before options written.

(d)	At September 30, 2018, $15,700,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value

Long Positions
North America	78.1%	$133,300,975
Europe	12.8	21,879,278
Asia/Pacific	3.5	6,008,551
Latin America	3.2	5,495,277
Japan	2.1	3,602,992
South Africa	0.3	459,140

Total Investments — Long Positions	100.0%	$170,746,213

Short Positions
North America	(3.7)%	$(6,389,291)
Japan	(0.2)	(248,517)
Asia/Pacific	(0.1)	(184,596)
Europe	(0.1)	(184,157)

Total Investments — Short Positions	(4.1)%	$(7,006,561)

*	Total investments exclude options written.

As of September 30, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

OTC Call Options Written — (2.4)%
Agnico Eagle Mines Ltd.	Pershing LLC	365	USD	1,248,300	USD	46.00	10/19/18	$155
Agnico Eagle Mines Ltd.	Pershing LLC	420	USD	1,436,400	USD	39.00	11/16/18	16,088
Agnico Eagle Mines Ltd.	Pershing LLC	145	USD	495,900	USD	35.00	12/21/18	25,959
Alamos Gold Inc.	Pershing LLC	2,100	USD	968,100	USD	5.50	10/19/18	8,555
Alamos Gold Inc.	Pershing LLC	2,100	USD	968,100	USD	5.00	11/16/18	41,688
Anadarko Petroleum Corp.	Pershing LLC	25	USD	168,525	USD	70.00	10/19/18	1,648
Anadarko Petroleum Corp.	Pershing LLC	50	USD	337,050	USD	65.00	11/16/18	23,075
Anadarko Petroleum Corp.	Pershing LLC	70	USD	471,870	USD	65.00	12/21/18	36,568
Andeavor	Pershing LLC	15	USD	230,250	USD	150.00	10/19/18	6,168
Andeavor	Pershing LLC	15	USD	230,250	USD	155.00	12/21/18	7,703
Antofagasta plc	Morgan Stanley	25	GBP	213,750	GBP	960.00	11/16/18	3,868
Antofagasta plc	Morgan Stanley	25	GBP	213,750	GBP	960.00	01/18/19	8,809
Apache Corp.	Pershing LLC	19	USD	90,573	USD	45.00	10/19/18	5,499
Apache Corp.	Pershing LLC	57	USD	271,719	USD	42.50	11/16/18	31,941
Archer-Daniels-Midland Co.	Pershing LLC	280	USD	1,407,560	USD	47.50	10/19/18	80,677

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,206,480	USD	50.00	11/16/18	$33,321
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,206,480	USD	50.00	12/21/18	42,007
B2Gold Corp.	Pershing LLC	650	USD	149,500	USD	2.65	10/19/18	937
B2Gold Corp.	Pershing LLC	2,150	USD	494,500	USD	2.50	11/16/18	18,543
B2Gold Corp.	Pershing LLC	2,000	USD	460,000	USD	2.50	12/21/18	27,028
Baker Hughes, a GE Company	Pershing LLC	25	USD	84,575	USD	37.00	10/19/18	342
Baker Hughes, a GE
Company	Pershing LLC	70	USD	236,810	USD	32.00	12/21/18	20,836
Barrick Gold Corp.	Pershing LLC	425	USD	470,900	USD	11.00	11/16/18	25,463
Barrick Gold Corp.	Pershing LLC	450	USD	498,600	USD	11.00	12/21/18	32,988
BP plc	Pershing LLC	150	USD	691,500	USD	45.00	10/19/18	21,883
BP plc	Pershing LLC	142	USD	654,620	USD	42.00	11/16/18	54,865
BP plc	Pershing LLC	155	USD	714,550	USD	45.00	12/21/18	31,210
Bunge Ltd.	Pershing LLC	115	USD	790,165	USD	62.50	10/19/18	73,121
Bunge Ltd.	Pershing LLC	115	USD	790,165	USD	67.50	12/21/18	41,398
CF Industries Holdings Inc.	Pershing LLC	120	USD	653,280	USD	42.50	11/16/18	142,054
Chevron Corp.	Pershing LLC	85	USD	1,039,380	USD	123.00	10/19/18	13,343
Chevron Corp.	Pershing LLC	90	USD	1,100,520	USD	120.00	11/16/18	37,426
Chevron Corp.	Pershing LLC	85	USD	1,039,380	USD	122.50	12/21/18	32,713
CNH Industrial NV	Pershing LLC	500	USD	600,500	USD	10.50	10/19/18	77,561
CNH Industrial NV	Pershing LLC	600	USD	720,600	USD	11.50	11/16/18	50,015
ConocoPhillips	Pershing LLC	52	USD	402,480	USD	70.00	11/16/18	41,054
ConocoPhillips	Pershing LLC	50	USD	387,000	USD	70.00	11/16/18	39,475
ConocoPhillips	Pershing LLC	55	USD	425,700	USD	75.00	12/21/18	26,642
Deere & Co.	Pershing LLC	120	USD	1,803,960	USD	140.00	10/19/18	131,534
Deere & Co.	Pershing LLC	120	USD	1,803,960	USD	135.00	11/16/18	198,548
Devon Energy Corp.	Pershing LLC	50	USD	199,700	USD	44.00	12/21/18	5,672
Eni SpA	Morgan Stanley	40	EUR	325,640	EUR	16.00	10/19/18	11,202
Eni SpA	Morgan Stanley	40	EUR	325,640	EUR	16.00	11/16/18	14,525
Eni SpA	Morgan Stanley	43	EUR	350,063	EUR	16.50	12/21/18	12,142
EOG Resources Inc.	Pershing LLC	50	USD	637,850	USD	120.00	11/16/18	48,059
EOG Resources Inc.	Pershing LLC	52	USD	663,364	USD	120.00	12/21/18	56,050
Exxon Mobil Corp.	Pershing LLC	190	USD	1,615,380	USD	82.50	10/19/18	57,415
Exxon Mobil Corp.	Pershing LLC	190	USD	1,615,380	USD	77.50	11/16/18	139,923
Exxon Mobil Corp.	Pershing LLC	180	USD	1,530,360	USD	85.00	12/21/18	42,486
FMC Corp.	Pershing LLC	100	USD	871,800	USD	85.00	12/21/18	59,126
Franco-Nevada Corp.	Pershing LLC	190	USD	1,188,450	USD	75.00	10/19/18	98
Franco-Nevada Corp.	Pershing LLC	190	USD	1,188,450	USD	70.00	11/16/18	7,767
Franco-Nevada Corp.	Pershing LLC	190	USD	1,188,450	USD	70.00	12/21/18	14,077

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Franco-Nevada Corp.	Pershing LLC	66	USD	412,830	USD	70.00	01/18/19	$6,808
Gold Fields Ltd.	Pershing LLC	300	USD	72,600	USD	3.50	12/21/18	1,106
Goldcorp Inc.	Pershing LLC	440	USD	448,800	USD	11.50	11/16/18	6,100
Goldcorp Inc.	Pershing LLC	347	USD	353,940	USD	12.50	11/16/18	2,000
Halliburton Co.	Pershing LLC	85	USD	344,505	USD	45.00	10/19/18	450
Halliburton Co.	Pershing LLC	85	USD	344,505	USD	42.50	11/16/18	6,895
Halliburton Co.	Pershing LLC	90	USD	364,770	USD	37.50	12/21/18	34,712
Harmony Gold Mining Co. Ltd.	Pershing LLC	1,760	USD	292,160	USD	1.70	11/16/18	20,788
Helmerich & Payne Inc.	Pershing LLC	20	USD	137,540	USD	65.00	12/21/18	11,490
Hess Corp.	Pershing LLC	20	USD	143,160	USD	62.50	10/19/18	18,768
IDEXX Laboratories Inc.	Pershing LLC	45	USD	1,123,470	USD	240.00	11/16/18	74,605
IDEXX Laboratories Inc.	Pershing LLC	45	USD	1,123,470	USD	250.00	12/21/18	59,134
Kinder Morgan Inc.	Pershing LLC	180	USD	319,140	USD	18.00	10/19/18	4,363
Kinder Morgan Inc.	Pershing LLC	175	USD	310,275	USD	18.00	11/16/18	6,377
Kinder Morgan Inc.	Pershing LLC	180	USD	319,140	USD	19.00	12/21/18	3,635
Kubota Corp.	The Goldman Sachs Group, Inc.	700	JPY	135,170,000	JPY	1,700.00	12/21/18	160,363
Kubota Corp.	The Goldman Sachs Group, Inc.	700	JPY	135,170,000	JPY	1,860.00	02/15/19	88,154
MAG Silver Corp.	Pershing LLC	400	USD	417,600	USD	10.50	10/19/18	98
Marathon Petroleum Corp.	Pershing LLC	45	USD	359,865	USD	72.50	10/19/18	39,957
Marathon Petroleum Corp.	Pershing LLC	25	USD	199,925	USD	77.50	10/19/18	11,102
Marathon Petroleum Corp.	Pershing LLC	60	USD	479,820	USD	77.50	11/16/18	33,700
Marathon Petroleum Corp.	Pershing LLC	50	USD	399,850	USD	82.50	12/21/18	17,895
Newcrest Mining Ltd.	Morgan Stanley	385	AUD	746,191	AUD	20.00	10/25/18	6,500
Newcrest Mining Ltd.	Morgan Stanley	123	AUD	238,393	AUD	21.50	10/25/18	232
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	500	AUD	969,079	AUD	20.00	11/29/18	17,177
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	374	AUD	724,871	AUD	20.00	12/21/18	15,690
Newmont Mining Corp.	Pershing LLC	180	USD	543,600	USD	37.00	10/19/18	101
Newmont Mining Corp.	Pershing LLC	295	USD	890,900	USD	34.00	11/16/18	7,329
Newmont Mining Corp.	Pershing LLC	260	USD	785,200	USD	32.00	12/21/18	22,365
Noble Energy Inc.	Pershing LLC	50	USD	155,950	USD	32.00	11/16/18	6,161
Northern Star Resources Ltd.	Morgan Stanley	450	AUD	373,500	AUD	7.00	10/25/18	46,961
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	900	AUD	747,000	AUD	7.00	11/29/18	98,036
Nutrien Ltd.	Pershing LLC	375	USD	2,163,750	USD	52.00	10/19/18	215,406
Nutrien Ltd.	Pershing LLC	375	USD	2,163,750	USD	56.00	11/16/18	113,008
Nutrien Ltd.	Pershing LLC	375	USD	2,163,750	USD	57.50	12/21/18	98,952

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Occidental Petroleum Corp.	Pershing LLC	35	USD	287,595	USD	85.00	10/19/18	$1,323
Occidental Petroleum Corp.	Pershing LLC	35	USD	287,595	USD	81.00	12/21/18	12,375
ONEOK Inc.	Pershing LLC	40	USD	271,160	USD	70.00	10/19/18	1,481
ONEOK Inc.	Pershing LLC	40	USD	271,160	USD	67.50	11/16/18	7,164
ONEOK Inc.	Pershing LLC	40	USD	271,160	USD	70.00	12/21/18	5,257
Phillips 66	Pershing LLC	40	USD	450,880	USD	111.00	10/19/18	12,120
Phillips 66	Pershing LLC	40	USD	450,880	USD	117.00	11/16/18	5,699
Phillips 66	Pershing LLC	40	USD	450,880	USD	115.00	12/21/18	12,130
Pioneer Natural Resources Co.	Pershing LLC	18	USD	313,542	USD	195.00	10/19/18	332
Randgold Resources Ltd.	Pershing LLC	245	USD	1,728,475	USD	77.00	10/19/18	10,136
Randgold Resources Ltd.	Pershing LLC	230	USD	1,622,650	USD	75.00	11/16/18	35,587
Randgold Resources Ltd.	Pershing LLC	165	USD	1,164,075	USD	80.00	12/21/18	21,285
Rio Tinto plc	Pershing LLC	170	USD	867,340	USD	55.00	10/19/18	3,085
Rio Tinto plc	Pershing LLC	170	USD	867,340	USD	52.50	11/16/18	22,970
Rio Tinto plc	Pershing LLC	170	USD	867,340	USD	50.00	12/21/18	54,458
Royal Dutch Shell plc	Morgan Stanley	38	GBP	1,001,870	GBP	2,650.00	10/19/18	18,931
Royal Dutch Shell plc	Morgan Stanley	37	GBP	975,505	GBP	2,500.00	11/16/18	65,476
Royal Dutch Shell plc	Morgan Stanley	39	GBP	1,028,235	GBP	2,600.00	12/21/18	49,206
Royal Gold Inc.	Pershing LLC	135	USD	1,040,310	USD	80.00	11/16/18	24,796
Royal Gold Inc.	Pershing LLC	170	USD	1,310,020	USD	92.50	12/21/18	6,918
Royal Gold Inc.	Pershing LLC	35	USD	269,710	USD	77.50	01/18/19	14,632
Schlumberger Ltd.	Pershing LLC	135	USD	822,420	USD	69.00	10/19/18	598
Schlumberger Ltd.	Pershing LLC	128	USD	779,776	USD	67.50	11/16/18	4,142
Schlumberger Ltd.	Pershing LLC	145	USD	883,340	USD	62.50	12/21/18	26,063
Suncor Energy Inc.	Pershing LLC	73	USD	282,437	USD	41.00	10/19/18	898
Suncor Energy Inc.	Pershing LLC	70	USD	270,830	USD	40.00	11/16/18	5,585
Suncor Energy Inc.	Pershing LLC	75	USD	290,175	USD	40.00	12/21/18	7,753
Tahoe Resources Inc.	Pershing LLC	590	USD	164,610	USD	4.50	10/19/18	217
Tahoe Resources Inc.	Pershing LLC	590	USD	164,610	USD	6.00	10/19/18	10
Tahoe Resources Inc.	Pershing LLC	590	USD	164,610	USD	4.35	11/16/18	1,868
TechnipFMC plc	Pershing LLC	25	USD	78,125	USD	31.00	10/19/18	2,603
TechnipFMC plc	Pershing LLC	60	USD	187,500	USD	35.00	10/19/18	540
TechnipFMC plc	Pershing LLC	85	USD	265,625	USD	31.00	12/21/18	17,421
The Williams Companies Inc.	Pershing LLC	80	USD	217,520	USD	30.00	10/19/18	92
The Williams Companies Inc.	Pershing LLC	90	USD	244,710	USD	30.00	11/16/18	904
The Williams Companies Inc.	Pershing LLC	91	USD	247,429	USD	29.00	12/21/18	2,976
TOTAL SA	Pershing LLC	125	USD	804,875	USD	62.50	10/19/18	32,539

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

TOTAL SA	Pershing LLC	115	USD	740,485	USD	60.00	11/16/18	$60,154
TOTAL SA	Pershing LLC	120	USD	772,680	USD	64.00	12/21/18	28,554
Tyson Foods Inc.	Pershing LLC	150	USD	892,950	USD	60.00	11/16/18	28,176
Tyson Foods Inc.	Pershing LLC	150	USD	892,950	USD	62.50	12/21/18	18,232
Valero Energy Corp.	Pershing LLC	42	USD	477,750	USD	110.00	10/19/18	20,658
Valero Energy Corp.	Pershing LLC	40	USD	455,000	USD	115.00	11/16/18	13,370
Valero Energy Corp.	Pershing LLC	42	USD	477,750	USD	110.00	12/21/18	30,210
Wheaton Precious
Metals Corp.	Pershing LLC	255	USD	446,250	USD	22.00	10/19/18	112
Wheaton Precious
Metals Corp.	Pershing LLC	260	USD	455,000	USD	19.00	11/16/18	7,859
Wheaton Precious
Metals Corp.	Pershing LLC	255	USD	446,250	USD	17.50	12/21/18	25,053
Zoetis Inc.	Pershing LLC	220	USD	2,014,320	USD	92.50	11/16/18	49,985
Zoetis Inc.	Pershing LLC	220	USD	2,014,320	USD	90.00	12/21/18	95,483

TOTAL OTC CALL OPTIONS WRITTEN								$4,105,084

OTC Put Options Written — (0.0)%
VanEck Vectors Gold Miners ETF	Pershing LLC	500	USD	926,000	USD	17.50	12/21/18	$27,562

TOTAL OTC PUT OPTIONS WRITTEN								$27,562

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Exchange Traded Call Options Written — (1.3)%
AGCO Corp.		75	USD	455,925	USD	70.00	11/16/18	$1,500
AGCO Corp.		60	USD	364,740	USD	60.00	02/15/19	27,900
Agnico Eagle Mines Ltd.		365	USD	1,248,300	USD	40.00	10/19/18	1,460
Alacer Gold Corp.		1,450	CAD	290,000	CAD	2.50	11/16/18	3,368
Alamos Gold Inc.		2,050	USD	945,050	USD	5.00	12/21/18	59,450
Anadarko Petroleum Corp.		25	USD	168,525	USD	72.50	10/19/18	675
Andeavor		13	USD	199,550	USD	140.00	11/16/18	16,705
Apache Corp.		38	USD	181,146	USD	42.50	10/19/18	20,710
Baker Hughes, a GE Company		40	USD	135,320	USD	37.00	10/19/18	600
Barrick Gold Corp.		225	USD	249,300	USD	10.00	10/19/18	26,325
Barrick Gold Corp.		450	USD	498,600	USD	13.00	10/19/18	1,350
Barrick Gold Corp.		335	USD	371,180	USD	12.00	01/18/19	16,080
Bunge Ltd.		115	USD	790,165	USD	72.50	10/19/18	3,738
Cabot Oil & Gas Corp.		108	USD	243,216	USD	24.00	10/19/18	2,160
Cabot Oil & Gas Corp.		80	USD	180,160	USD	25.00	12/21/18	4,800
Centerra Gold Inc.		250	CAD	128,750	CAD	7.00	10/19/18	290
CF Industries Holdings Inc.		130	USD	707,720	USD	52.50	10/19/18	33,800
Cimarex Energy Co.		15	USD	139,410	USD	90.00	12/21/18	11,355

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Cimarex Energy Co.	15	USD	139,410	USD	95.00	01/18/19	$8,850
CNH Industrial NV	500	USD	600,500	USD	12.50	12/21/18	25,000
Concho Resources Inc.	8	USD	122,200	USD	145.00	10/19/18	7,200
Concho Resources Inc.	8	USD	122,200	USD	130.00	12/21/18	20,200
Concho Resources Inc.	15	USD	229,125	USD	160.00	12/21/18	8,625
Concho Resources Inc.	15	USD	229,125	USD	145.00	01/18/19	22,200
Continental Gold Inc.	1,775	CAD	466,825	CAD	4.50	10/19/18	2,061
Continental Gold Inc.	1,775	CAD	466,825	CAD	4.00	11/16/18	4,810
Deere & Co.	120	USD	1,803,960	USD	155.00	12/21/18	73,200
Detour Gold Corp.	700	CAD	730,800	CAD	12.00	10/19/18	3,523
Detour Gold Corp.	350	CAD	365,400	CAD	14.00	10/19/18	677
Detour Gold Corp.	360	CAD	375,840	CAD	11.00	11/16/18	13,100
Detour Gold Corp.	360	CAD	375,840	CAD	12.00	11/16/18	6,132
Detour Gold Corp.	703	CAD	733,932	CAD	13.00	11/16/18	5,987
Devon Energy Corp.	75	USD	299,550	USD	43.00	10/19/18	2,175
Endeavour Mining Corp.	165	CAD	332,640	CAD	23.00	10/19/18	511
Endeavour Mining Corp.	80	CAD	161,280	CAD	23.00	12/21/18	1,084
Endeavour Mining Corp.	80	CAD	161,280	CAD	24.00	12/21/18	588
EOG Resources Inc.	50	USD	637,850	USD	125.00	10/19/18	21,450
EQT Corp.	25	USD	110,575	USD	47.50	12/21/18	4,063
FMC Corp.	30	USD	261,540	USD	87.50	10/19/18	6,120
FMC Corp.	70	USD	610,260	USD	90.00	10/19/18	7,490
Fortuna Silver Mines Inc.	750	USD	327,750	USD	6.00	12/21/18	1,875
Fortuna Silver Mines Inc.	750	USD	327,750	USD	5.00	01/18/19	14,250
Gold Fields Ltd., ADR	300	USD	72,600	USD	4.00	10/19/18	300
Goldcorp Inc.	175	USD	178,500	USD	13.00	10/19/18	175
Goldcorp Inc.	352	USD	359,040	USD	14.00	10/19/18	352
Goldcorp Inc.	170	USD	173,400	USD	11.00	01/18/19	7,310
Helmerich & Payne Inc.	20	USD	137,540	USD	67.50	10/19/18	5,600
Hess Corp.	22	USD	157,476	USD	65.00	11/16/18	19,756
Holly Frontier Corp.	35	USD	244,650	USD	70.00	10/19/18	8,785
Holly Frontier Corp.	35	USD	244,650	USD	75.00	12/21/18	9,275
IDEXX Laboratories Inc.	40	USD	998,640	USD	200.00	10/19/18	200,000
Kirkland Lake Gold Ltd.	170	CAD	416,160	CAD	21.00	10/19/18	47,052
Kirkland Lake Gold Ltd.	150	CAD	367,200	CAD	23.00	10/19/18	20,613
Kirkland Lake Gold Ltd.	140	CAD	342,720	CAD	28.00	10/19/18	1,246
MAG Silver Corp.	400	CAD	417,600	CAD	15.00	10/19/18	774
MAG Silver Corp.	400	CAD	417,600	CAD	10.50	12/21/18	22,452
Marathon Oil Corp.	160	USD	372,480	USD	22.00	10/19/18	25,600
Marathon Oil Corp.	90	USD	209,520	USD	22.00	12/21/18	22,050
Newfield Exploration Co.	50	USD	144,150	USD	29.00	12/21/18	10,125
Newfield Exploration Co.	20	USD	57,660	USD	30.00	01/18/19	3,650
Noble Energy Inc.	50	USD	155,950	USD	35.00	11/16/18	2,500

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Noble Energy Inc.	85	USD	265,115	USD	32.50	01/18/19	$14,450
Occidental Petroleum Corp.	85	USD	698,445	USD	77.50	11/16/18	54,145
OceanaGold Corp.	2,000	CAD	780,000	CAD	4.00	10/19/18	8,516
OceanaGold Corp.	2,500	CAD	975,000	CAD	4.00	11/16/18	21,291
OceanaGold Corp.	1,500	CAD	585,000	CAD	4.00	12/21/18	17,420
Osisko Gold Royalties Ltd.	400	CAD	392,000	CAD	13.00	10/19/18	619
Pilgrim’s Pride Corp.	150	USD	271,350	USD	20.00	12/21/18	7,125
Pioneer Natural Resources Co.	17	USD	296,123	USD	170.00	12/21/18	20,740
Pioneer Natural Resources Co.	16	USD	278,704	USD	180.00	12/21/18	12,160
Randgold Resources Ltd.	35	USD	246,925	USD	67.50	12/21/18	20,650
Randgold Resources Ltd.	120	USD	846,600	USD	70.00	12/21/18	54,000
Royal Gold Inc.	85	USD	655,010	USD	77.50	10/19/18	13,600
Royal Gold Inc.	170	USD	1,310,020	USD	92.50	10/19/18	425
Royal Gold Inc.	35	USD	269,710	USD	80.00	01/18/19	10,500
SEMAFO Inc.	700	CAD	212,800	CAD	4.00	10/19/18	542
Tahoe Resources Inc.	590	USD	164,610	USD	3.00	10/19/18	5,900
Tahoe Resources Inc.	600	USD	167,400	USD	5.00	12/21/18	1,500
The Mosaic Co.	185	USD	600,880	USD	32.00	11/16/18	32,190
The Mosaic Co.	200	USD	649,600	USD	30.00	12/21/18	66,500
The Mosaic Co.	185	USD	600,880	USD	32.00	01/18/19	44,955
Torex Gold Resources Inc.	250	CAD	274,250	CAD	15.00	10/19/18	581
Torex Gold Resources Inc.	480	CAD	526,560	CAD	11.00	11/16/18	29,729
Torex Gold Resources Inc.	360	CAD	394,920	CAD	13.00	12/21/18	12,542
Tyson Foods Inc.	150	USD	892,950	USD	72.50	10/19/18	375
VanEck Vectors Gold Miners ETF	875	USD	1,620,500	USD	20.00	10/05/18	875
VanEck Vectors Gold Miners ETF	500	USD	926,000	USD	20.00	10/19/18	3,000
VanEck Vectors Gold Miners ETF	2,150	USD	3,981,800	USD	22.00	10/19/18	4,300
VanEck Vectors Gold Miners ETF	575	USD	1,064,900	USD	20.50	11/16/18	8,625
VanEck Vectors Gold Miners ETF	1,725	USD	3,194,700	USD	21.00	11/16/18	20,700
VanEck Vectors Gold Miners ETF	1,260	USD	2,333,520	USD	14.00	12/21/18	582,750
VanEck Vectors Gold Miners ETF	775	USD	1,435,300	USD	19.00	12/21/18	56,575
VanEck Vectors Gold Miners ETF	590	USD	1,092,680	USD	19.00	01/18/19	53,100
Zoetis Inc.	220	USD	2,014,320	USD	85.00	10/19/18	148,720

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$2,230,152

Exchange Traded Put Options Written — (0.4)%
Energy Select Sector SPDR ETF	335	USD	2,569,115	USD	72.00	10/19/18	$5,695
Energy Select Sector SPDR ETF	165	USD	1,265,385	USD	69.00	11/16/18	4,290
Energy Select Sector SPDR ETF	165	USD	1,265,385	USD	70.00	11/16/18	5,775
Energy Select Sector SPDR ETF	335	USD	2,569,115	USD	72.00	12/21/18	35,510
VanEck Vectors Gold Miners ETF	2,200	USD	4,074,400	USD	20.50	10/19/18	438,900
VanEck Vectors Gold Miners ETF	2,200	USD	4,074,400	USD	18.00	11/16/18	96,800

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

VanEck Vectors Gold Miners ETF	1,721	USD	3,187,292	USD	17.00	12/21/18	$56,793

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$643,763

TOTAL OPTIONS WRITTEN							$7,006,561

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$51,681,372	$ 3,222,300	$ 54,903,672
Other Industries (a)	81,830,358	—	81,830,358
Total Common Stocks	133,511,730	3,222,300	136,734,030
Convertible Preferred Stocks (a)	522,025	—	522,025
Convertible Corporate Bonds (a)	—	266,974	266,974
Corporate Bonds (a)	—	381,000	381,000
U.S. Government Obligations	—	32,842,184	32,842,184
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$133,511,730	$36,712,458	$170,746,213
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(1,224,541)	$(5,110,695)	$(6,335,236)
Put Options Written	(204,863)	(466,462)	(671,325)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(1,429,404)	$(5,577,157)	$(7,006,561)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2018, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2018 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2018, there were no short sales outstanding.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

At December 31, 2017, the Fund had net long term capital loss carryforwards for federal income tax purposes of $95,464,335 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.